Business Combination (Details) - Schedule of Allocation of the Purchase Price as of the Date of Acquisition - Acquisition Of Tuqiang [Member] ¥ in Thousands	Dec. 31, 2023 CNY (¥)
Business Combination (Details) - Schedule of Allocation of the Purchase Price as of the Date of Acquisition [Line Items]
Net assets acquired	¥ (968)	[1]
Goodwill	454
Noncontrolling interests	114	[2]
Total	¥ (400)

[1]	Net assets acquired primarily included cash, accounts receivables from real estate developers and accrued expenses undertaken.
[2]	Fair value of the noncontrolling interests was estimated based on the equity value of Tuqiang derived by the purchase consideration.